FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2020
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2020	2019	2018
Foreign currency translation on
Property, plant and equipment, at fair value	13	$(604)	$49	$(1,592)
Borrowings	15	(219)	(133)	607
Deferred income tax liabilities and assets	12	35	(32)	180
Other assets and liabilities		(52)	25	(39)
		$(840)	$(91)	$(844)